Debt issued designated at fair value	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 16 Debt issued designated at fair value

USD million	31.12.20	31.12.19
Issued debt instruments
Equity-linked[1]	41,069	41,722
Rates-linked	11,038	16,318
Credit-linked	1,933	1,916
Fixed-rate	3,604	4,636
Commodity-linked	1,497	1,567
Other	2,101	649
of which: debt that contributes to total loss-absorbing capacity	1,190	217
Total debt issued designated at fair value	61,243	66,809
of which: issued by UBS AG with original maturity greater than one year[2]	46,427	51,031
of which: life-to-date own credit (gain) / loss	418	92
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).

As of 31 December 2020 and 31 December 2019, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying amount.

The table below shows the residual contractual maturity of the carrying amount of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below, as the majority of the debt instruments issued are structured products and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

›Refer to Note 24 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS Group AG1
Non-subordinated debt
Fixed-rate	0	0	0	0	0	0	1,375	1,375	217
UBS AG2
Non-subordinated debt
Fixed-rate	4,144	1,473	1,112	512	318	227	1,623	9,409	10,368
Floating-rate	18,145	8,758	5,915	1,727	6,454	6,058	2,471	49,528	55,299
Subtotal	22,289	10,231	7,027	2,239	6,772	6,286	4,094	58,937	65,668
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	88	7	0	0	0	422	22	539	520
Floating-rate	41	185	126	0	0	0	39	392	404
Subtotal	129	192	126	0	0	422	61	931	924
Total	22,418	10,423	7,153	2,239	6,772	6,708	5,530	61,243	66,809
1 Comprises instruments issued by the legal entity UBS Group AG. 2 Comprises instruments issued by the legal entity UBS AG. 3 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 16 Debt issued designated at fair value

USD million	31.12.20	31.12.19
Issued debt instruments
Equity-linked[1]	41,069	41,722
Rates-linked	11,038	16,318
Credit-linked	1,933	1,916
Fixed-rate	3,604	4,636
Commodity-linked	1,497	1,567
Other	726	432
Total debt issued designated at fair value	59,868	66,592
of which: issued by UBS AG with original maturity greater than one year[2]	46,427	51,031
of which: life-to-date own credit (gain) / loss	233	82
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 31 December 2020 was unsecured (31 December 2019: more than 99% of the balance was unsecured).

As of 31 December 2020 and 31 December 2019, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying amount.

The table below shows the residual contractual maturity of the carrying amount of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below, as the majority of the debt instruments issued are structured products and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

›Refer to Note 24 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS AG1
Non-subordinated debt
Fixed-rate	4,144	1,473	1,112	512	318	227	1,623	9,409	10,368
Floating-rate	18,145	8,758	5,915	1,727	6,454	6,058	2,471	49,528	55,299
Subtotal	22,289	10,231	7,027	2,239	6,772	6,286	4,094	58,937	65,668
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	88	7	0	0	0	422	22	539	520
Floating-rate	41	185	126	0	0	0	39	392	404
Subtotal	129	192	126	0	0	422	61	931	924
Total	22,418	10,423	7,153	2,239	6,772	6,708	4,155	59,868	66,592
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.